Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	As of March 31, 2014, the Company’s total inventories were $401,884.
March 31,	2014
Raw materials	$133,289
Work in process	69,777
Finished goods	198,818
Total inventories	$401,884
As of December 31, 2013 and 2012, the Company’s total inventories were $268,191 and $58,719, respectively.

December 31,	2013	2012
Raw materials	$76,165	$18,039
Work in process	47,106	31,569
Finished goods	144,920	9,111
Total inventories	$268,191	$58,719